Independent Operator Notes and Receivables - Summary of Activity in Independent Operator Notes and Receivables Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Receivables [Abstract]
Balance at beginning of year	$ 9,031	$ 6,046	$ 1,909
Provision for independent operator notes and receivables	1,029	3,259	4,284
Write-off of provision for notes and receivables	(993)	(274)	(147)
Balance at end of year	$ 9,067	$ 9,031	$ 6,046